Borrowings and debt (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of short term borrowings [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	$ 0	$ (742)	$ (296)
Euro Medium Term Note Program
Disclosure of short term borrowings [Line Items]
Maximum borrowing capacity	$ 2,250
Euro Medium Term Note Program | Minimum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	7 days
Euro Medium Term Note Program | Top of range [member]
Disclosure of short term borrowings [Line Items]
Maturity term	30 years
Certificados Bursatiles Program
Disclosure of short term borrowings [Line Items]
Aggregate principal amount	$ 25,000,000
Certificados Bursatiles Program | Minimum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	1 day
Certificados Bursatiles Program | Top of range [member]
Disclosure of short term borrowings [Line Items]
Maturity term	30 years